Provision for Post-Employment Benefits - Schedule of Key Information for the Recalculation of Employee Benefits Obligations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Postemployment Benefits [Abstract]
Liabilities at the Beginning of Year		$ 27,632
Post-employment benefits costs	68,701	77,388
Actuarial gain on liabilities		(549)
Company contribution		(105,052)
Employee benefits paid
Exchange rate impact		581
Liabilities at the End of Year	$ 68,701